Income Tax - Reconciliation of Expected Tax Expense with Actual Tax Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Earnings before income tax	¥ 28,148	¥ 24,953	¥ 24,116
Expected income tax expense at statutory tax rate of 25%	7,037	6,238	6,029
Differential tax rate on PRC subsidiaries' and branches' income	(291)	(108)	(275)
Differential tax rate on other subsidiaries' income	(58)	(82)	(53)
Non-deductible expenses	537	380	485
Non-taxable income	(319)	(112)	(105)
Others	(96)	(124)	(88)
Actual income tax expense	¥ 6,810	¥ 6,192	¥ 5,993